Expenses by Nature - Expenses Classified by Nature (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of products and services [line items]
Total	$ 655		$ 521
Fuel and purchased power
Disclosure of products and services [line items]
Gas fuel costs	369	$ 384	578
Coal fuel costs	123	177	146
Royalty, land lease, other direct costs	28	25	25
Purchased power	419	474	514
Salaries and benefits	0	0	0
Other operating expenses	0	0	0
Total	939	1,060	1,263
OM&A
Disclosure of products and services [line items]
Gas fuel costs	0	0	0
Coal fuel costs	0	0	0
Royalty, land lease, other direct costs	0	0	0
Purchased power	0	0	0
Salaries and benefits	296	254	263
Other operating expenses	359	285	258
Total	$ 655	539	$ 521
Write-downs		$ 14